Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent EventsOn April 21, 2022, the Company renamed its U.S.-based, wholly owned subsidiary engaged with national security organizations in the U.S. and its allies from “VOX Space, LLC” to “Virgin Orbit National Systems, LLC.”	Subsequent Events
The Company has evaluated subsequent events from December 31, 2021, through March 28, 2022, the date at which the consolidated financial statements were available to be issued and concluded there were no subsequent events to recognize in the consolidated financial statements.
Equity Awards Granted on January 4, 2022
On January 4, 2022, our board of directors granted stock option shares to our named executive officers, in connection with the Closing and as part of the 2021 Plan, covering 820,349 shares (Mr. Hart) or 164,070 shares (each of Messrs. Simpson and Gingiss), with an aggregate grant-date fair value of approximately $5.6 million.
Mr. Hart’s stock option vests and becomes exercisable as to 25% of the underlying shares on the first anniversary of the Closing, and thereafter as to the remaining 75% of the underlying shares in six substantially equal installments on each successive six-month anniversary of the Closing, subject to continued employment. In addition, Mr. Hart’s stock option will vest and become exercisable in full upon a termination of employment without “cause” or for “good reason”, each as defined in his existing employment agreement, subject to his timely execution and non-revocation of a general release of claims.
The stock options granted to Messrs. Simpson and Gingiss vest and become exercisable as to 25% of the underlying shares on the first anniversary of the grant date (January 4, 2022) and thereafter as to 1/12th of the underlying shares on each quarterly anniversary of the grant date, subject to continued employment.
As part of the new hire and annual refresh awards for 2021, 3.9 million shares were granted to eligible employees. Awards are approximated to be $19.0 million based on the estimated fair value of the Company’s underlying common shares.
Standby Equity Purchase Agreement
On March 28, 2022, we entered into a standby equity purchase agreement (the “Purchase Agreement”) with YA II PN, Ltd. (the “Investor”), pursuant to which we have the right from time to time at our option to sell to the Investor up to $250.0 million of our common stock, subject to certain conditions and limitations set forth in the Purchase Agreement.